SEVERANCE PAY - Schedule of Amounts Accrued and the Portions Funded, With Severance Pay Funds and By the Insurance Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Severance Pay [Abstract]
Accrued severance pay	$ 1,596	$ 2,346
Severance pay fund	(1,596)	(2,346)
Unfunded balance	$ 0	$ 0